Stock Based Compensation - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, capitalized amount	$ 0	$ 0	$ 0
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years	3 years	3 years
Grant date, fair value	$ 12,000,000	$ 10,000,000	$ 9,000,000
Unrecognized compensation cost	$ 6,000,000
Weighted-average period	1 year 7 months 13 days
Total fair value of shares vested	$ 8,000,000	$ 9,000,000	$ 6,000,000
Performance Condition
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years	3 years	3 years
Grant date, fair value	$ 27,000,000	$ 23,000,000	$ 28,000,000
Unrecognized compensation cost	$ 8,000,000
Weighted-average period	10 months 6 days
Total fair value of shares vested	$ 26,000,000	$ 23,000,000	$ 31,000,000
Historical volatility, stock price, period	3 years
Expected term	3 years
2017 Omnibus Equity Compensation Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total shares authorized for grant (in shares)	7,200,000
Shares available for grant (in shares)	5,700,000
2017 Omnibus Equity Compensation Plan | Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock distribution period	30 days
2017 Omnibus Equity Compensation Plan | Restricted Stock Units | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	1 year	1 year	1 year
Stock distribution period			30 days
2017 Omnibus Equity Compensation Plan | Restricted Stock Units | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years	3 years	3 years
Stock distribution period			15 months
Nonqualified employee stock purchase plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for grant (in shares)	1,300,000
Lesser of fair market value	85.00%
Purchase period	3 months
Stock issuable (in shares)	2,000,000
Shares issued (in shares)	84,000	90,000	87,000